Derivative financial instruments (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative financial instruments
Unrealized gains (losses)	$ 16,929	$ (7,192)	$ 20,890	$ (11,648)	$ (46,003)
Total gains (losses)	(323)	(1,094)	(1,311)	(5,375)	(3,394)
Derivatives not designated as hedges
Derivative financial instruments
Realized gains (losses)	11,885	(3,487)	(1,154)	17,463	48,353
Unrealized gains (losses)	16,929	(7,192)	20,890	(11,648)	(46,003)
Total gains (losses)	28,814	(10,679)	19,736	5,815	2,350
Commodity derivatives | Derivatives not designated as hedges
Derivative financial instruments
Realized gains (losses)	13,823	(931)	3,719	22,701	52,117
Unrealized gains (losses)	15,314	(8,654)	17,328	(11,511)	(46,373)
Total gains (losses)	29,137	(9,585)	21,047	11,190	5,744
Interest rate derivatives | Derivatives not designated as hedges
Derivative financial instruments
Realized gains (losses)	(1,938)	(2,556)	(4,873)	(5,238)	(3,764)
Unrealized gains (losses)	1,615	1,462	3,562	(137)	370
Total gains (losses)	$ (323)	$ (1,094)	$ (1,311)	$ (5,375)	$ (3,394)